Document and Entity Information	Mar. 25, 2020
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Mar. 25, 2020
Entity Registrant Name	KELLY SERVICES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-1088
Entity Tax Identification Number	38-1510762
Entity Address, Address Line One	999 WEST BIG BEAVER ROAD
Entity Address, City or Town	TROY
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	248
Local Phone Number	362-4444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On December 30, 2020, the Company entered into a Confidential Separation Agreement and Release in Full (the “Separation Agreement”) with Ms. Lim-Johnson. Under the terms of the Separation Agreement, Ms. Lim-Johnson will be entitled to a severance benefit equal to 52 weeks of base compensation and certain other benefits as provided in the Separation Agreement.
Entity Central Index Key	0000055135
Amendment Flag	true
Class A Common
Entity Information [Line Items]
Title of 12(b) Security	Class A Common
Trading Symbol	KELYA
Security Exchange Name	NASDAQ
Class B Common
Entity Information [Line Items]
Title of 12(b) Security	Class B Common
Trading Symbol	KELYB
Security Exchange Name	NASDAQ